Stockholders' Equity - Accumulated other comprehensive loss (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders’ equity	$ 19,710	$ 18,436	$ 17,269	$ 16,441
Unrealized gain on available-for-sale debt securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders’ equity	1	0
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders’ equity	(51)	(54)
Total accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders’ equity	$ (50)	$ (54)	$ (55)	$ (60)